Noncontrolling Interests	12 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS

NOTE 19 – NONCONTROLLING INTERESTS

Prior to December 2019, CLPS Shanghai held a 70% equity interest of CLPS Shenzhen and an 80% equity interest of CLPS Hong Kong, which held the remaining 30% equity interest of CLPS Shenzhen. On December 9, 2019, Qiner acquired the remaining 20% equity interest of CLPS Hong Kong from the noncontrolling shareholder with the consideration of the Company’s 100,000 common shares valued at $278,000, therefore holding 100% of CLPS Hong Kong and CLPS Shenzhen’s equity interest accordingly. On December 3, 2019, the Company issued 100,000 common shares with $0.0001 par value per share to noncontrolling shareholder. The carrying amount of the noncontrolling interests was $(130,992). The transaction was accounted for as an equity transaction and the difference of $131,002 between the purchase consideration and the carrying value of the noncontrolling interest of CLPS Hong Kong and CLPS Shenzhen was recorded in the additional paid-in capital on the consolidated balance sheets.

Prior to December 22, 2020, Qiner held an 80% equity interest in Ridik. On December 22, 2020, CLPS Technology (Singapore) Pte. Ltd., a fully owned subsidiary of Qiner, entered into a share purchase agreement with the noncontrolling shareholders of Ridik to purchase the remaining 20% equity interest in Ridik. The total purchase consideration is $621,619, including a cash consideration of $436,550 and the Company’s 62,622 common shares valued at $185,069 on January 29, 2021, using the closing market price of US$3.41 per share and discounts for lack of marketability. The carrying amount of the noncontrolling interests of Ridik as of January 29, 2021 was $446,636. The transaction was accounted for as an equity transaction and the difference of $10,080 between the purchase consideration and the carrying value of the noncontrolling interest of Ridik was recorded in the additional paid-in capital on the consolidated balance sheets.

Prior to January 2021, JAJI China, a 60% owned subsidiary of CLPS, owned 70% of JAJI HR. In January 2021, JAJI China entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. After the transaction, JAJI China owned 100% of JAJI HR. The purchase consideration was $18,995. The carrying amount of the noncontrolling interests was $12,189. The transaction was accounted for as an equity transaction and the difference of $6,806 between the purchase consideration and the carrying value of the noncontrolling interest of JAJI HR was recorded in the additional paid-in capital on the consolidated balance sheets.

In May 2021, Growth Ring, a wholly owned subsidiary of CLPS, entered into an agreement with MCT to purchase MCT’s 53.33% equity interest in MSCT. The purchase consideration was $205,711. The transaction was accounted for as an asset acquisition and the carrying amount of the noncontrolling interests was $121,807 (Note 3).